Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Cash generated from operations	$ 49,657	$ 38,703	$ 37,967
Interest received	17	14	56
Net finance costs paid	(192)	(388)	(405)
Tax paid	(6,866)	(7,426)	(6,656)
Net cash generated from operating activities	42,616	30,903	30,962
Cash flows used in investing activities
Acquisition of property, plant and equipment	(41,495)	(32,112)	(25,081)
Acquisition of exploration and evaluation assets	(2,596)	(5,717)	(2,759)
Proceeds from sale of assets held for sale	0	500	0
Proceeds from (purchase of) derivative financial assets	0	1,066	(1,058)
Proceeds from disposal of subsidiary	0	340	900
Acquisition of Put options	(478)	0	0
Net cash used in investing activities	(44,569)	(35,923)	(27,998)
Cash flows from financing activities
Dividends paid	(8,906)	(8,069)	(4,542)
Term loan repayments	0	(361)	(574)
(Repayment of) proceeds from gold loan	(3,698)	2,752	0
Proceeds from Call options	240	208	0
Payment of lease liabilities	(150)	(129)	(118)
Shares issued – equity raise (net of transaction cost)	0	7,806	12,538
Proceeds from share options exercised	0	165	30
Net cash (used in) from financing activities	(12,514)	2,372	7,334
Net (decrease) increase in cash and cash equivalents	(14,467)	(2,648)	10,298
Effect of exchange rate fluctuations on cash and cash equivalents	(302)	(179)	(99)
Net cash and cash equivalents at the beginning of the year	16,265	19,092	8,893
Net cash and cash equivalents at the end of the year	$ 1,496	$ 16,265	$ 19,092